As filed with the U.S. Securities and Exchange Commission on May 12, 2015

Securities Act File No. 002-98229

Investment Company Act File No. 811-04316

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X	]
Pre-Effective Amendment No. ____	[	]
Post-Effective Amendment No. 60	[ X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X	]
Amendment No. 60	[ X	]

(Check appropriate box or boxes.)

Midas Series Trust

(Exact name of Registrant as Specified in Charter)

11 Hanover Square

New York, New York 10005

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-212-785-0900

John F. Ramírez, Esq.

11 Hanover Square

New York, NY 10005

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Midas Series Trust, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 59 to the Registrant’s registration statement on April 28, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 12th day of May, 2015.

MIDAS SERIES TRUST

By:	/s/ Thomas B. Winmill
Name:	Thomas B. Winmill
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 60 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas B. Winmill Thomas B. Winmill	Chairman, Trustee, President and Chief Executive Officer	May 12, 2015

/s/ Thomas O’Malley Thomas O’Malley	Treasurer, Chief Accounting Officer, Chief Financial Officer	May 12, 2015

/s/ Bruce B. Huber* Bruce B. Huber	Trustee	May 12, 2015

/s/ James E. Hunt* James E. Hunt	Trustee	May 12, 2015

/s/ Peter K. Werner* Peter K. Werner	Trustee	May 12, 2015

*        Signed by John F. Ramírez, Attorney-in-fact, pursuant to Power of Attorney filed with Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-98229 and 811-04316, filed on April 28, 2015.

MIDAS SERIES TRUST

EXHIBIT INDEX

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase